Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary Of Changes In Number Of Options Outstanding And Weighted Average Exercise Prices

The changes for the six months ended June 30, 2023 in the number of options outstanding related to Ordinary Shares and their related weighted average exercise prices are as follows:

		2023
	Weighted average exercise price	Number of options
Outstanding as at January 1	€6.52	11,146,861
Granted during the year	$11.01	4,558,729
Exercised during the year	€6.89	(14,910)
Forfeited during the year	€9.96	(1,724,516)
Outstanding as at June 30	€7.33	13,966,164

		2023
Expiry date	Exercise Price	Number of options
July 6, 2031	€1.16	4,174,706
November 22, 2032	$10.00	6,140,444
January 1 - June 5, 2033	$10.90 - 13.85	3,651,014
Outstanding as at June 30	€7.33	13,966,164

Summary Of Weighted Average Fair Value And Inputs Measurements Of Fair Value Equity Settled Option	The weighted average fair values and the inputs (ranges) used in the measurement of the fair values of these equity-settled options at the date of grant are summarized below:

2023
Share value (EUR)	10.31
Option exercise price (EUR)	10.31
Volatility (%)	37% - 42%
Expected life (years)	5.3 - 7.0
Dividend yield	0%
Risk-free rate	3.55% - 3.98%
Fair value per option (EUR)	4.55

Summary Of Share Based Payments Outstanding

For the six months ended June 30, 2023, the movements in the number of Ordinary Shares outstanding are as follows:

2023
Number of Ordinary Shares
Outstanding as at January 1	608,779
Granted/purchased during the year	—
Outstanding as at June 30	608,779